NOTES PAYABLE (Details Narrative)																		3 Months Ended					9 Months Ended		12 Months Ended
	Jan. 29, 2024 USD ($)	Jan. 10, 2024 USD ($)	Nov. 16, 2023 USD ($)	Sep. 19, 2023 USD ($)	Aug. 21, 2023 shares	Aug. 07, 2023 USD ($)	Jun. 08, 2023 USD ($)	Apr. 30, 2023 USD ($)	Jan. 06, 2023 USD ($) $ / shares shares	Jan. 06, 2023 USD ($) $ / shares shares	Sep. 28, 2022 USD ($)	Aug. 01, 2022 USD ($)	Jul. 29, 2022 USD ($)	May 01, 2022 shares	Apr. 01, 2022 USD ($)	Feb. 15, 2022 USD ($) Integer	Apr. 11, 2021 USD ($) shares	Jan. 31, 2024 USD ($)	Oct. 31, 2023 $ / shares shares	Jan. 31, 2023 USD ($)	Oct. 31, 2022 shares	Jul. 31, 2022 shares	Jan. 31, 2024 USD ($)	Jan. 31, 2023 USD ($)	Apr. 30, 2023 USD ($) shares	Apr. 30, 2022 USD ($)	Oct. 11, 2023 USD ($) shares	Aug. 20, 2023 USD ($)	Jul. 06, 2023	Jun. 17, 2022 USD ($)	Dec. 24, 2020 USD ($)	Jun. 30, 2020 USD ($)
Short-Term Debt [Line Items]
Debt instrument, face amount								$ 0																	$ 0	$ 13,200,000				$ 13,200,000
Shares issued | shares														6,063,145					1,844,506						151,579
Extinguishment of debt																	$ 1,501,914									(7,096,730)
Debt conversion, amount																	1,250,004
Consideration																$ 4,000,000
Consignment units | Integer																13,000
Repayment of debt								4,000,000				$ 500,000
Proceeds from notes payable																							$ 3,728,000	$ 1,390,000	2,000,000	5,500,000
Derivative expense																		$ 2,721,195		$ 1,715,557			14,119,784	8,995,962	8,995,962
Amortization of debt discount																							846,242	3,145,977	4,095,030	8,150,284
Repayments of notes - related party																								4,000,000	4,000,000
Repayments of notes - related party																							$ 710,216	$ 62,434	$ 546,158
Warrant [Member]
Short-Term Debt [Line Items]
Derivative expense											$ 11,398,589
Common Stock [Member]
Short-Term Debt [Line Items]
Shares issued | shares																					25,463	26,219			2,067,260
Valuation Technique, Option Pricing Model [Member]
Short-Term Debt [Line Items]
Derivative liability																	1,251,910
Derivative liability																	$ 1,251,910
Promissory Note Payable [Member]
Short-Term Debt [Line Items]
Shares issued | shares																	27,233
Interest rate																	20.00%
Payables																	$ 1,500,000
Extinguishment of debt																	1,501,914
Debt conversion, amount																	$ 1,250,004
Fair value of derivative liability								1,456,854																	$ 1,456,854	$ 1,061,550		$ 1,456,854
Promissory Note Payable [Member] | Common Stock [Member]
Short-Term Debt [Line Items]
Shares issued | shares																	681
Promissory Note Payable [Member] | Third Party [Member]
Short-Term Debt [Line Items]
Interest rate																															2.25%
Debt instrument, face amount																															$ 1,000,000
Notes Payable [Member]
Short-Term Debt [Line Items]
Notes payable															$ 500,000
Interest rate															8.00%
Debt maturity date															Jul. 01, 2022
Repayments of notes - related party												$ 500,000
Loan Agreement [Member] | Montsaic Investments, LLC [Member]
Short-Term Debt [Line Items]
Notes payable																																$ 120,000
Interest rate																																12.60%
UFS Agreement [Member]
Short-Term Debt [Line Items]
Sale of consideration received						$ 797,500							$ 1,124,250
Payment for exchange received amount						550,000							750,000
Cash less fees						50,000							60,000
UFS Agreement [Member] | Subsequent Event [Member]
Short-Term Debt [Line Items]
Sale of consideration received						797,500
Payment for exchange received amount						550,000
Cash less fees						50,000
UFS Agreement [Member] | Each Week for Next Three Weeks [Member]
Short-Term Debt [Line Items]
Payment for exchange received amount													13,491
UFS Agreement [Member] | Each Week for Next Three Weeks [Member] | Subsequent Event [Member]
Short-Term Debt [Line Items]
Payment for exchange received amount						30,000
UFS Agreement [Member] | Thereafter Per Week [Member]
Short-Term Debt [Line Items]
Payment for exchange received amount													44,970
UFS Agreement [Member] | Each Week For Next Three Weeks Payments [Member]
Short-Term Debt [Line Items]
Payment for exchange received amount													13,491
UFS Agreement [Member] | Thereafter Per Week Payments [Member]
Short-Term Debt [Line Items]
Payment for exchange received amount													44,970
UFS Agreement [Member] | Each Week Payments [Member]
Short-Term Debt [Line Items]
Payment for exchange received amount						$ 30,000
Cedar Agreement [Member]
Short-Term Debt [Line Items]
Sale of consideration received	$ 1,183,200												1,124,250
Payment for exchange received amount	752,000												750,000
Cash less fees													60,000
Cedar Agreement [Member] | Each Week for Next Three Weeks [Member]
Short-Term Debt [Line Items]
Payment for exchange received amount													13,491
Cedar Agreement [Member] | Thereafter Per Week [Member]
Short-Term Debt [Line Items]
Payment for exchange received amount													$ 44,970
Cedar Agreement [Member] | Each Week Until Receivable Amount [Member]
Short-Term Debt [Line Items]
Payment for exchange received amount	$ 39,440
Loan and Security Agreement [Member]
Short-Term Debt [Line Items]
Shares issued price per share | $ / shares									$ 8.84	$ 8.84
Loan and Security Agreement [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Common stock exercisable, shares | shares									452,489	452,489
Loan and Security Agreement [Member] | Armistice Capital Master Fund Ltd [Member]
Short-Term Debt [Line Items]
Proceeds from notes payable									$ 600,000	$ 600,000
Shares issued price per share | $ / shares									$ 0.221	$ 0.221									$ 1.90
Derivative expense								1,715,557
Fair value derivate liability								900,819																	900,819
Derivative liability								$ 2,814,738
Amortization of debt discount																									$ 1,222,808
Loan and Security Agreement [Member] | Armistice Capital Master Fund Ltd [Member] | Subsequent Event [Member]
Short-Term Debt [Line Items]
Interest rate																													6.43%
Loan and Security Agreement [Member] | Armistice Capital Master Fund Ltd [Member] | Warrant [Member]
Short-Term Debt [Line Items]
Notes payable									$ 0	$ 0
Warrants granted									3,715,557
Derivative expense									1,715,557
Loan and Security Agreement [Member] | Armistice Capital Master Fund Ltd [Member] | Notes [Member]
Short-Term Debt [Line Items]
Proceeds from notes payable									1,400,000	1,400,000
Loan and Security Agreement [Member] | Armistice Capital Master Fund Ltd [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Debt instrument, face amount									$ 2,000,000	$ 2,000,000
Common stock exercisable, shares | shares									18,099,548	18,099,548
Mid City [Member]
Short-Term Debt [Line Items]
Shares issued | shares					42,500
Loan And Security Modification Agreement [Member]
Short-Term Debt [Line Items]
Debt instrument, face amount																											$ 1,000,000
Shares issued price per share | $ / shares									$ 1.90	$ 1.90
Common stock exercisable, shares | shares																											169,196
Fair value derivate liability																											$ 290,514
Loan And Security Modification Agreement [Member] | New Loan [Member]
Short-Term Debt [Line Items]
Debt instrument, face amount																											$ 3,000,000
Meged Agreement [Member]
Short-Term Debt [Line Items]
Sale of consideration received				$ 423,000			$ 315,689
Payment for exchange received amount				70,153.20			210,600
Cash less fees							10,580
Meged Agreement [Member] | Subsequent Event [Member]
Short-Term Debt [Line Items]
Sale of consideration received							315,689
Payment for exchange received amount							210,600
Cash less fees							10,580
Meged Agreement [Member] | Each Week for Next Three Weeks [Member] | Subsequent Event [Member]
Short-Term Debt [Line Items]
Payment for exchange received amount							17,538
Meged Agreement [Member] | Meged Receivables Amount [Member]
Short-Term Debt [Line Items]
Payment for exchange received amount							$ 17,538
Meged Agreement [Member] | Meged Second Receivable Amount [Member]
Short-Term Debt [Line Items]
Payment for exchange received amount				$ 15,107.14
Agile Capital Funding [Member]
Short-Term Debt [Line Items]
Sale of consideration received		$ 1,460,000	$ 693,500
Payment for exchange received amount		1,000,000	450,000
Agile Capital Funding [Member] | Each Week Until Receivable Amount [Member]
Short-Term Debt [Line Items]
Payment for exchange received amount		$ 52,142.86	$ 28,895.83